Convertible Preferred Stock Warrant - Fair Value of Convertible Preferred Stock Warrant Liability (Detail) - Series C Convertible Preferred Stock Warrant	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term (in years)	5 years 15 days	5 years 3 months 18 days	2 years
Expected volatility	30.00%	30.00%	30.00%
Risk-free interest rate	1.60%	1.70%	0.40%
Expected dividend yield	0.00%	0.00%	0.00%